SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Property, Plant, and Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Machinery [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description
over the shorter of the lease term or their estimated useful lives